NET (LOSS) INCOME PER SHARE - Summary of computation of basic and diluted net loss per share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares
Numerator:
Net (loss) income	¥ 226,630	$ 32,555	¥ 19,650	¥ (86,955)
Less: Accretion on Series A Preferred Shares redemption value	16,772	2,409	38,930	38,930
Less: Undistributed earnings allocated to Series A Preferred Shares | ¥	21,698		0	0
Net (loss)/income attributed to ordinary shareholders for computing net (loss)/ income per ordinary shares-basic	¥ 188,160	$ 27,029	¥ (19,280)	¥ (125,885)
Denominator:
Weighted average ordinary shares outstanding used in computing net loss/income per ordinary shares-basic	132,400,941	132,400,941	92,224,998	92,224,998
Net (loss)/income per ordinary share attributable to ordinary shareholders-basic | (per share)	¥ 1.42	$ 0.20	¥ (0.21)	¥ (1.36)
Denominator:
Effect of potentially diluted stock options	6,998,647	6,998,647	0	0
Effect of potentially diluted RSUs	78,310	78,310	0	0
Weighted average ordinary shares outstanding used in computing net (loss) income per ordinary shares-diluted	139,477,898	139,477,898	92,224,998	92,224,998
Net (loss) income per ordinary share attributable to ordinary shareholders-diluted | (per share)	¥ 1.35	$ 0.19	¥ (0.21)	¥ (1.36)
RSUs [Member]
Denominator:
Shares issuable	512,847	512,847	0	0
Employee Stock Option
Denominator:
Shares issuable	0	0	21,892,243	21,347,418
Series A Convertible Redeemable Preferred Stock [Member]
Denominator:
Shares issuable	0	0	35,625,002	35,625,002